SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other-than-temporary impairment loss for marketable securities
Inventory write-offs included in cost of revenues	1,071	750	1,288
Impairment losses of intangible assets
Impairment losses of goodwill
Provision for estimated sales returns stock rotations and other customer rights	$ 984	1,434
Warranty term	1 year
Governmental grants received	$ 880		297
Bank deposits, maximum contractual term	2 years 6 months
Bank deposits, weighted-average duration of deposits	1 year 3 months 26 days
Bank deposits, weighted-average time to maturity	4 months 13 days
Bad debt expenses		80	150
Write-off of bad debts			214
Term of severance pay entitlement based on period of total employment	1 month
Severance expenses	$ 3,603	$ 2,886	$ 2,432
Anti-dilutive shares excluded from computation of earnings per share amount	4,665,638	4,174,953	474,000
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	5 years
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	7 years
Customer support contracts, support period	3 years
Bank deposits, maximum contractual term	2 years 6 months 4 days
Debt Securities [Member]
Marketable securities, maximum percentage investment portfolio from single issuer	2.00%
Debt Securities [Member] | The United States [Member]
Marketable securities, percentage of portfolio distribution	49.00%
Debt Securities [Member] | Europe [Member]
Marketable securities, percentage of portfolio distribution	29.00%
Debt Securities [Member] | Other [Member]
Marketable securities, percentage of portfolio distribution	22.00%
Financial Institutions Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	49.00%
Government Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	10.00%
Corporate Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	41.00%
S and P, AAA Rating [Member] | Israel [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	81.00%
S and P, AAA Rating [Member] | The United States [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	19.00%
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage	86.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage	10.00%
S and P rating, BB- [Member]
Marketable securities, rating of investment portfolio percentage	4.00%